Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share
Partnership's Net Income	$ 66,854	$ 60,050	$ 50,561
Less:
Net Income attributable to preferred unitholders	6,750	3,019	0
Net Income attributable to subordinated unitholders	25,323	24,028	22,170
General Partner's interest in Net Income	129	125	68
Net income attributable to common unitholders	$ 34,652	$ 32,878	$ 28,323
Weighted average number of common units outstanding, basic and diluted	20,505,000	20,505,000	17,964,288
Earnings per common unit, basic and diluted	$ 1.69	$ 1.6	$ 1.58